INCOME TAX (CREDIT) EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX (CREDIT) EXPENSE
15.	INCOME TAX (CREDIT) EXPENSE

The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the United States of America and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the United States of America and in other jurisdictions, respectively, during the years ended December 31, 2011, 2010 and 2009.

Pursuant to the approval notices issued by Macau Government dated June 7, 2007, Melco Crown Gaming has been exempted from Macau Complementary Tax on income generated from gaming operations for five years commencing from 2007 to 2011 and will continue to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notices issued by Macau Government in April 2011.

The Macau Government has granted to Altira Hotel Limited (“Altira Hotel”) and Melco Crown (COD) Hotels Limited (“Melco Crown (COD) Hotels”) the declaration of utility purpose benefit in 2007 and 2011, respectively, pursuant to which they are entitled to a property tax holiday, for a period of 12 years, on any immovable property that they own or have been granted for Altira Macau, Hard Rock Hotel and Crown Towers Hotel. Under such tax holiday, they will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for purposes of assessment of Macau Complementary Tax. The Macau Government has also granted to Altira Hotel and Melco Crown (COD) Hotels a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which they are entitled to a vehicle tax holiday provided there is no change in use or disposal of those vehicles within 5 years from the date of purchase.

The provision for income tax consisted of:

	Year Ended December 31,
	2011	2010	2009
Income tax provision for current year:
Macau Complementary Tax	$223	$165	$190
Hong Kong Profits Tax	822	473	731
Profits tax in other jurisdictions	161	65	—

Sub-total	$1,206	$703	$921

Under (over) provision of income tax in prior years:
Macau Complementary Tax	$3	$(18)	$2
Hong Kong Profits Tax	142	(1)	351
Profits tax in other jurisdictions	(21)	8	—

Sub-total	$124	$(11)	$353

Deferred tax (credit) charge:
Macau Complementary Tax	$(2,779)	$166	$(1,537)
Hong Kong Profits Tax	(185)	58	131
Profits tax in other jurisdictions	(2)	4	—

Sub-total	$(2,966)	$228	$(1,406)

Total income tax (credit) expense	$(1,636)	$920	$(132)

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2011	2010	2009
Income (loss) before income tax	$287,208	$(9,605)	$(308,593)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	34,465	(1,153)	(37,031)
Effect of different tax rates of subsidiaries operating in other jurisdictions	242	169	235
Under (over) provision in prior years	124	(11)	353
Effect of income for which no income tax expense is payable	(575)	(258)	(633)
Effect of expense for which no income tax benefit is receivable	12,191	7,868	2,978
Effect of tax holiday granted by Macau Government	(69,677)	(28,069)	—
Losses that cannot be carried forward	—	—	15,639
Change in valuation allowance	21,594	22,374	18,327

	$(1,636)	$920	$(132)

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively during the years ended December 31, 2011, 2010 and 2009, if applicable. Profits tax in other jurisdictions for the years ended December 31, 2011 and 2010 were provided mainly for the profits of the representative offices and branches set up by a subsidiary in the region where they operate. No provision for profits tax in other jurisdictions for the year ended December 31, 2009 was made as the representative offices and branches incurred tax losses where they operate. No provision for income tax in the United States of America for the years ended December 31, 2011, 2010 and 2009 was provided as the subsidiaries incurred tax losses.

Melco Crown Gaming was granted a tax holiday from Macau Complementary Tax on casino gaming profits by the Macau Government in 2007. In April 2011, this tax holiday for Melco Crown Gaming was extended for an additional 5 years through 2016. During the years ended December 31, 2011 and 2010, Melco Crown Gaming reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to the Company for the year ended December 31, 2011 would have been decreased by $69,677, and basic and diluted net income attributable to the Company per share would have reported reduced income of $0.043 per share; and the Group’s consolidated net loss attributable to the Company for the year ended December 31, 2010 would have been increased by $28,069, and basic and diluted net loss attributable to the Company per share would have reported additional loss of $0.018 per share. Melco Crown Gaming reported net loss during the year ended December 31, 2009, thus, there was no impact on the Group’s basic and diluted net loss attributable to the Company per share. Melco Crown Gaming’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The effective tax rates for the years ended December 31, 2011 and 2010 were negative rates of 0.6% and 9.6%, respectively, and the effective tax rate for the year ended December 31, 2009 was a positive rate of 0.04%. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of change in valuation allowance for the years ended December 31, 2011, 2010 and 2009 and the effect of tax holiday granted by the Macau Government as described in the preceding paragraphs during the years ended December 31, 2011 and 2010 and the impact of net loss of Melco Crown Gaming during the year ended December 31, 2009.

The deferred tax assets and liabilities as of December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
Deferred tax assets
Net operating loss carried forwards	$60,782	$47,183
Depreciation and amortization	24	—

Sub-total	$60,806	$47,183

Valuation allowance
Current	(17,816)	(6,968)
Long-term	(42,966)	(40,190)

Sub-total	$(60,782)	$(47,158)

Total net deferred tax assets	$24	$25

Deferred tax liabilities
Land use rights	$(68,552)	$(16,209)
Intangible assets	(505)	(505)
Unrealized capital allowance	(971)	(1,296)

Total net deferred tax liabilities	$(70,028)	$(18,010)

As of December 31, 2011 and 2010, valuation allowance of $60,782 and $47,158 were provided, respectively, as management does not believe that it is more likely than not that these deferred tax assets will be realized. As of December 31, 2011, adjusted operating tax loss carry forwards, amounting to $148,470, $178,100 and $179,953 will expire in 2012, 2013 and 2014, respectively. Adjusted operating tax loss carried forwards of $57,563 has expired during the year ended December 31, 2011.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Undistributed earnings of subsidiaries are accounted for as a temporary difference, except that deferred tax liabilities are not recorded for undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested in foreign jurisdictions. The Company has a plan for reinvestment of undistributed earnings of its foreign subsidiaries as of December 31, 2011, which demonstrates such earnings will be indefinitely reinvested in the applicable jurisdictions. As such, no deferred tax liabilities have been recorded.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2011, 2010 and 2009 and there is no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. As of December 31, 2011 and 2010, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau and the United States of America are 6 years, 5 years and 3 years, respectively.